Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Schedule of trade and other payables

Trade payables and other payables are all due within one year and include the following:

	2020	2021
	EUR k	EUR k
Trade payables	17,623	122,263
License fees payable	537	38
Miscellaneous liabilities	3,525	5,402
Total	21,685	127,703